Investment Objectives and Goals - Build Bond Innovation ETF	Jan. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Build Bond Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Build Bond Innovation ETF (the “Fund”) seeks capital appreciation and risk mitigation.